Note 9 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Premises and equipment	$ 5,195	$ 4,563
Accumulated depreciation	(3,655)	(2,937)
Premises and equipment, net	1,540	1,626
Leasehold Improvements [Member]
Premises and equipment	617	605
Furniture and Fixtures [Member]
Premises and equipment	$ 4,578	$ 3,958